Subsequent Event (Details) - Novartis Agreement - License Agreement $ in Millions	Nov. 10, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Expected upfront cash payment	$ 100
Expected milestone payments receivable	$ 1,010